EQUITY INVESTMENTS	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
EQUITY INVESTMENTS
EQUITY INVESTMENTS

(millions of Canadian dollars)	Ownership Interest at December 31, 2013	Income/(Loss) from Equity Investments			Equity Investments
		year ended December 31			at December 31
		2013	2012	2011	2013	2012
Natural Gas Pipelines
Northern Border[1,2]		66	72	75	557	511
Iroquois	44.5%	41	41	40	188	174
TQM	50.0%	13	16	17	76	80
Other	Various	25	28	27	62	60
Energy
Bruce A3	48.9%	202	(149)	33	3,988	4,033
Bruce B3	31.6%	108	163	77	377	69
ASTC Power Partnership	50.0%	110	40	84	41	42
Portlands Energy	50.0%	31	28	33	343	341
Other[4]	Various	1	18	29	57	54
Oil Pipelines
Grand Rapids[5]	50.0%	—	—	—	70	2
		597	257	415	5,759	5,366

1
The results reflect a 50 per cent interest in Northern Border as a result of the Company fully consolidating TC PipeLines, LP. At December 31, 2013, TCPL had an ownership interest in TC PipeLines, LP of 28.9 per cent (2012 and 2011 – 33.3 per cent) and its effective ownership of Northern Border, net of non-controlling interests, was 14.5 per cent (2012 and 2011 – 16.7 per cent).

2
At December 31, 2013, the difference between the carrying value of the investment and the underlying equity in the net assets of Northern Border Pipeline Company is US$118 million (2012 – US$119 million) due to the fair value assessment of assets at the time of acquisition.

3
At December 31, 2013, the difference between the carrying value of the investment and the underlying equity in the net assets of Bruce Power is $820 million (2012 – $889 million) due to the fair value assessment of assets at the time of acquisition.

4
In December 2012, TCPL acquired the remaining 40 per cent interest in CrossAlta to bring the Company's ownership interest to 100 per cent. The results reflect the Company's 60 per cent share of equity income up to that date.

5
In October 2012, TCPL entered into a joint venture agreement with a third party to build this pipeline system to transport crude oil and diluent between the producing area northwest of Fort McMurray and the Edmonton/Heartland market region.

Distributions received from equity investments for the year ended December 31, 2013 were $725 million (2012 – $436 million; 2011 – $494 million) of which $120 million (2012 – $60 million; 2011 – $101 million) were returns of capital and are included in Deferred Amounts and Other in the Consolidated Statement of Cash Flows. The undistributed earnings from equity investments as at December 31, 2013 were $754 million (2012 – $883 million; 2011 – $1,062 million).
Summarized Financial Information of Equity Investments

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
Income
Revenues	4,989	3,860	4,042
Operating and Other Expenses	(3,536)	(3,090)	(2,989)
Net Income	1,390	717	929
Net Income attributable to TCPL	597	257	415

at December 31 (millions of Canadian dollars)	2013	2012
Balance Sheet
Current assets	1,500	1,593
Non current assets	12,158	12,154
Current liabilities	(1,117)	(1,187)
Non current liabilities	(2,507)	(3,787)